REVENUE RECOGNITION = Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 339,778	$ 276,656	$ 994,639	$ 816,176	$ 1,140,072	$ 1,041,007	$ 797,919
Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue	296,116	240,890	873,162	712,921	1,001,630	908,187	700,312
Services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue	43,662	35,766	121,477	103,255	138,442	132,820	97,607
Transaction and clearing fees
Disaggregation of Revenue [Line Items]
Total revenue	292,814	240,623	868,257	712,209	1,000,114	907,142	698,434
Access fees
Disaggregation of Revenue [Line Items]
Total revenue	27,096	22,490	77,285	66,787	89,567	88,049	62,031
Market data fees
Disaggregation of Revenue [Line Items]
Total revenue	10,730	9,143	30,625	24,808	33,646	30,114	28,043
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	9,138	4,400	18,472	12,372	16,745	15,702	9,411
Corporate & Other
Disaggregation of Revenue [Line Items]
Total revenue	313	305	852	867	1,163	580	552
Corporate & Other | Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Corporate & Other | Services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue	313	305	852	867	1,163	580	552
Corporate & Other | Transaction and clearing fees
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Corporate & Other | Access fees
Disaggregation of Revenue [Line Items]
Total revenue	(57)	(57)	(171)	(171)	(228)	(219)	(120)
Corporate & Other | Market data fees
Disaggregation of Revenue [Line Items]
Total revenue	(8)	(8)	(23)	(17)	(24)	1	(1)
Corporate & Other | Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	378	370	1,046	1,055	1,415	798	673
Options | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenue	276,540	200,058	799,393	599,171	851,754	788,287	658,122
Options | Operating Segments | Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue	246,661	176,654	714,048	529,550	757,629	696,698	584,710
Options | Operating Segments | Services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue	29,879	23,404	85,345	69,621	94,125	91,589	73,412
Options | Operating Segments | Transaction and clearing fees
Disaggregation of Revenue [Line Items]
Total revenue	245,406	176,547	712,330	529,281	757,286	696,429	583,167
Options | Operating Segments | Access fees
Disaggregation of Revenue [Line Items]
Total revenue	23,076	18,787	65,668	56,111	75,218	75,251	57,022
Options | Operating Segments | Market data fees
Disaggregation of Revenue [Line Items]
Total revenue	7,011	4,663	20,087	13,670	19,084	16,555	16,715
Options | Operating Segments | Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	1,047	61	1,308	109	166	52	1,218
Equities | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenue	38,028	50,647	118,466	141,994	187,769	165,168	110,573
Equities | Operating Segments | Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue	31,899	43,568	100,545	123,673	163,507	143,954	97,609
Equities | Operating Segments | Services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue	6,129	7,079	17,921	18,321	24,262	21,214	12,964
Equities | Operating Segments | Transaction and clearing fees
Disaggregation of Revenue [Line Items]
Total revenue	31,899	43,569	100,545	123,673	163,507	143,720	97,609
Equities | Operating Segments | Access fees
Disaggregation of Revenue [Line Items]
Total revenue	3,761	3,557	10,915	10,227	13,739	12,005	4,859
Equities | Operating Segments | Market data fees
Disaggregation of Revenue [Line Items]
Total revenue	2,368	3,521	7,006	8,094	10,523	9,437	8,105
Equities | Operating Segments | Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	6	0
Futures | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenue	19,364	24,840	67,278	71,684	96,075	83,728	25,514
Futures | Operating Segments | Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue	15,632	20,526	55,881	59,291	79,986	67,055	17,452
Futures | Operating Segments | Services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue	3,732	4,314	11,397	12,393	16,089	16,673	8,062
Futures | Operating Segments | Transaction and clearing fees
Disaggregation of Revenue [Line Items]
Total revenue	15,424	20,451	55,184	59,084	79,102	66,760	17,419
Futures | Operating Segments | Access fees
Disaggregation of Revenue [Line Items]
Total revenue	275	167	751	512	694	832	141
Futures | Operating Segments | Market data fees
Disaggregation of Revenue [Line Items]
Total revenue	1,279	940	3,315	2,821	3,744	3,694	2,847
Futures | Operating Segments | Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	2,386	3,282	8,028	9,267	12,535	12,442	5,107
International | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenue	5,533	806	8,650	2,460	3,311	3,244	3,158
International | Operating Segments | Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue	1,924	142	2,688	407	508	480	541
International | Operating Segments | Services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue	3,609	664	5,962	2,053	2,803	2,764	2,617
International | Operating Segments | Transaction and clearing fees
Disaggregation of Revenue [Line Items]
Total revenue	85	56	198	171	219	233	239
International | Operating Segments | Access fees
Disaggregation of Revenue [Line Items]
Total revenue	41	36	122	108	144	180	129
International | Operating Segments | Market data fees
Disaggregation of Revenue [Line Items]
Total revenue	80	27	240	240	319	427	377
International | Operating Segments | Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 5,327	$ 687	$ 8,090	$ 1,941	$ 2,629	$ 2,404	$ 2,413